REPORT FOR THE CALENDAR QUARTER, ENDED September 30, 2009

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                                                                 OMB Approval
                                                                 OMB 3235-0006
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                                                                 SEC USE ONLY
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FORM           INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
13F           MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D.C. 20549

                Report for the Calendar Qtr, Ended September 30, 2009

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                (Please read instructions before preparing form.)
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Check here if Amendment | |; Amendment Number:

This Amendment (Check only one.): | | is a restatement.
                                  | | adds new holdings entries.
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Name of Institutional Investment Manager:

                   GOODHOPE ADVISERS, LLC
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Business Address:

      1345 Avenue of the Americas      New York      NY          10105-4300
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                 Street                  City       State            Zip

Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

Mark Goldstein            212-698-3101           Chief Compliance Officer
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   ATTENTION--Intentional misstatements or omissions of facts constitute
              Federal Criminal Violations. See 18 U.S.C. 1001 and
              15 U.S.C. 78ff(a).
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   The institutional Investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 12th day of November, 2009.

                                    GoodHope Advisers, LLC
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                                    (Name of Institutional Investment Manager)

                                    /s/ Mark Goldstein
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                                    (Manual Signature of Person Duly Authorized
                                            to Submit This Report)


Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

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REPORT SUMMARY:

Number of Other Included Managers:                      1
Form 13 F Information Table Entry Total:         7,411,042
Form 13 F Information Table Value Total:    373,327 (x$1000)

Arnhold and S. Bleichroeder Advisers, LLC

                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
D GOLDMAN SACHS GROUP INC GS JAN CALL             38141G104     4488     1200 SH       SOLE                   1200        0        0
D SPDR GOLD TRUST GLD JAN 90 CAL CALL             78463V107     3000     3000 SH       SOLE                   3000        0        0
D FREEPORT-MCMORAN COPPER & GO   COM              35671D857    16466   240000 SH       SOLE                 240000        0        0
D GENERAL DYNAMICS CORP          COM              369550108    22610   350000 SH       SOLE                 350000        0        0
D GENZYME CORP                   COM              372917104     8510   150000 SH       SOLE                 150000        0        0
D GOLDMAN SACHS GROUP INC        COM              38141G104    41479   225000 SH       SOLE                 225000        0        0
D HALLIBURTON CO                 COM              406216101    33649  1240742 SH       SOLE                1240742        0        0
D KRAFT FOODS INC                CL A             50075N104    29554  1125000 SH       SOLE                1125000        0        0
D LOWES COS INC                  COM              548661107    10994   525000 SH       SOLE                 525000        0        0
D MACYS INC                      COM              55616P104    10974   600000 SH       SOLE                 600000        0        0
D MORGAN STANLEY                 COM NEW          617446448     9264   300000 SH       SOLE                 300000        0        0
D NORTHROP GRUMMAN CORP          COM              666807102    18630   360000 SH       SOLE                 360000        0        0
D SPDR GOLD TRUST                GOLD SHS         78463V107    88965   900000 SH       SOLE                 900000        0        0
D WELLS FARGO & CO NEW           COM              949746101    38043  1350000 SH       SOLE                1350000        0        0
D WELLS FARGO & CO NEW           PERP PFD CNV A   949746804    36702    41100 SH       SOLE                  41100        0        0
S REPORT SUMMARY                 15 DATA RECORDS   373327   7411042      0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED